Loans and borrowings (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of loans and borrowings

	December 31	June 30
(US dollars in thousands)	2024	2024
Current liabilities:
Debtor invoice finance facility	67	67
Related party loan	2,191	8,104
	3,037	2,384
Non-current liabilities:
Related party loan	26,734	20,915

Total loans and borrowings	28,992	29,086

	As at June 30
(US dollars in thousands)	2024	2023	2022
Current liabilities
Debtor invoice financing	67	1,329	-
Lease liabilities	-	462	505
Shareholder loans	8,104	497	4,285
Chattel mortgage	-	89	142
Financing agreement	-	-	-
Bank loan	-	7	145
Other borrowings	-	-	32
Total	8,171	2,384	5,109

Non-current liabilities
Lease liabilities	-	1,843	1,959
Shareholder loan	20,915	28,111	21,121
Chattel mortgage	-	50	264
Financing agreement	-	-	108
Bank loan	-	-	-
Total	20,915	30,004	23,452

Total	29,086	32,388	28,561

Schedule of obligations under lease liabilities

The obligations under lease liabilities are as follows:

	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2024	2023	2022	2024	2023	2022
Amounts payable under lease liabilities:
Less than one year	-	576	546	-	462	444
Later than one year but not more than five	-	2,223	2,545	-	1,843	2,020
	-	2,799	3,091	-	2,305	2,464
Future finance charges	-	(494)	(627)	-	-	-
Total lease obligations	-	2,305	2,464	-	2,305	2,464